UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22056

John Hancock Tax-Advantaged Global Shareholder Yield Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Tax-Advantaged Global Shareholder Yield Fund

Quarterly portfolio holdings 1/31/18

Fund’s investments
As of 1-31-18 (unaudited)
	Shares	Value
Common stocks 98.4%		$97,391,274
(Cost $93,405,346)
Australia 2.6%		2,546,909
Commonwealth Bank of Australia	11,800	748,661
Sonic Healthcare, Ltd.	32,700	626,747
Westpac Banking Corp.	47,020	1,171,501
Canada 6.0%		5,935,911
BCE, Inc.	37,900	1,772,364
Nutrien, Ltd. (A)	12,123	634,518
Pembina Pipeline Corp.	28,067	956,788
Rogers Communications, Inc., Class B	21,100	1,029,783
Royal Bank of Canada	8,824	755,564
TELUS Corp.	20,900	786,894
France 7.5%		7,464,335
AXA SA	54,200	1,782,498
Cie Generale des Etablissements Michelin	6,800	1,087,824
Sanofi	9,000	794,264
SCOR SE	18,600	832,498
TOTAL SA	35,519	2,059,389
Vinci SA	8,400	907,862
Germany 9.6%		9,514,216
Allianz SE	5,900	1,492,265
BASF SE	10,200	1,196,232
Daimler AG	13,500	1,236,420
Deutsche Post AG	24,900	1,176,137
Deutsche Telekom AG	68,700	1,205,000
Muenchener Rueckversicherungs-Gesellschaft AG	7,300	1,717,446
Siemens AG	9,820	1,490,716
Italy 3.2%		3,188,010
Assicurazioni Generali SpA	30,071	596,581
Snam SpA	215,207	1,046,822
Terna Rete Elettrica Nazionale SpA	256,400	1,544,607
Netherlands 1.9%		1,861,220
Royal Dutch Shell PLC, ADR, Class A (B)	26,498	1,861,220
Norway 2.0%		1,945,342
Orkla ASA	88,500	920,948
Statoil ASA	43,719	1,024,394
Singapore 1.2%		1,156,525
Singapore Exchange, Ltd.	87,700	547,321
Singapore Telecommunications, Ltd.	225,300	609,204
Spain 1.6%		1,570,653
Gas Natural SDG SA	28,900	668,211
Red Electrica Corp. SA	42,785	902,442
Sweden 0.8%		809,038
Svenska Handelsbanken AB, A Shares	55,588	809,038
Switzerland 4.3%		4,262,860
Nestle SA	12,300	1,062,498
Novartis AG	10,390	937,771
2	JOHN HANCOCK Tax-Advantaged Global Shareholder Yield Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Switzerland (continued)
Roche Holding AG	3,853	$951,976
Swisscom AG	2,400	1,310,615
Taiwan 0.8%		773,714
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	17,076	773,714
United Kingdom 15.2%		15,042,838
AstraZeneca PLC, ADR (B)	45,031	1,578,787
BAE Systems PLC	144,500	1,219,156
British American Tobacco PLC	20,000	1,366,933
British American Tobacco PLC, ADR	9,346	636,463
Diageo PLC	15,800	568,679
GlaxoSmithKline PLC	90,700	1,688,297
Imperial Brands PLC	45,377	1,867,419
Lloyds Banking Group PLC	563,726	556,960
Micro Focus International PLC	1,919	58,581
National Grid PLC	133,250	1,526,800
SSE PLC	40,200	745,508
Unilever PLC	17,900	1,013,073
Vodafone Group PLC	695,200	2,216,182
United States 41.7%		41,319,703
AbbVie, Inc. (B)	8,306	932,099
Altria Group, Inc. (B)	24,000	1,688,160
Ameren Corp. (B)	11,200	634,256
American Electric Power Company, Inc.	10,100	694,678
Arthur J. Gallagher & Company (B)	8,100	553,392
AT&T, Inc. (B)	43,323	1,622,446
BlackRock, Inc. (B)	1,100	617,980
CenturyLink, Inc. (B)	23,500	418,535
Cisco Systems, Inc. (B)	28,625	1,189,083
CME Group, Inc. (B)	3,898	598,265
Dominion Energy, Inc. (B)	15,399	1,177,100
DowDuPont, Inc.	9,800	740,684
Duke Energy Corp. (B)	18,300	1,436,550
Eaton Corp. PLC	10,230	859,013
Emerson Electric Company (B)	11,620	839,313
Entergy Corp. (B)	13,400	1,054,446
Exxon Mobil Corp. (B)	12,500	1,091,250
FirstEnergy Corp.	19,972	657,079
Intel Corp.	27,031	1,301,272
Johnson & Johnson (B)	5,025	694,405
Kimberly-Clark Corp. (B)	7,000	819,000
Las Vegas Sands Corp.	8,136	630,703
Lockheed Martin Corp. (B)	2,100	745,185
McDonald's Corp. (B)	4,600	787,244
Merck & Company, Inc. (B)	11,500	681,375
MetLife, Inc.	21,234	1,020,718
Microsoft Corp. (B)	7,300	693,573
Occidental Petroleum Corp. (B)	16,200	1,214,514
People's United Financial, Inc. (B)	58,600	1,152,662
PepsiCo, Inc.	5,200	625,560
Pfizer, Inc. (B)	62,875	2,328,890
Philip Morris International, Inc. (B)	14,200	1,522,666
PPL Corp. (B)	50,600	1,612,622
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Tax-Advantaged Global Shareholder Yield Fund	3

	Shares	Value
United States (continued)
QUALCOMM, Inc. (B)	11,700	$798,525
Texas Instruments, Inc. (B)	8,800	965,096
The Coca-Cola Company (B)	11,700	556,803
The Procter & Gamble Company (B)	7,800	673,452
The Southern Company	18,900	852,579
United Parcel Service, Inc., Class B	8,195	1,043,387
Verizon Communications, Inc. (B)	33,025	1,785,662
WEC Energy Group, Inc. (B)	10,600	681,580
Wells Fargo & Company	20,187	1,327,901

	Yield (%)	Shares	Value
Short-term investments 1.3%			$1,324,355
(Cost $1,324,355)
Money market funds 0.9%			925,355
State Street Institutional Treasury Money Market Fund, Premier Class	1.2328(C)	925,355	925,355

	Par value^	Value
Repurchase agreement 0.4%		399,000

Repurchase Agreement with State Street Corp. dated 1-31-18 at 0.540% to be repurchased at $399,006 on 2-1-18, collateralized by $410,000 U.S. Treasury Notes, 1.375% due 9-30-18 (valued at $410,765, including interest)	399,000	399,000
Total investments (Cost $94,729,701) 99.7%		$98,715,629
Other assets and liabilities, net 0.3%		254,417
Total net assets 100.0%		$98,970,046

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is segregated as collateral for options. Total collateral value at 1-31-18 was $26,571,391.
(C)	The rate shown is the annualized seven-day yield as of 1-31-18.
The fund had the following sector composition as a percentage of net assets on 1-31-18:

Financials	16.5%
Utilities	14.5%
Consumer staples	13.4%
Telecommunication services	12.7%
Health care	11.3%
Energy	9.4%
Industrials	8.4%
Information technology	5.9%
Consumer discretionary	3.8%
Materials	2.5%
Short-term investments and other	1.6%
TOTAL	100.0%
4	JOHN HANCOCK Tax-Advantaged Global Shareholder Yield Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
WRITTEN OPTIONS
Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	Russell 2000 Index	USD	1,610.00	Jan 2018	50	5,000	$17,461	$(2,125)
Exchange-traded	S&P 500 Index	USD	2,840.00	Feb 2018	6	600	3,175	(9,150)
Exchange-traded	S&P 500 Index	USD	2,800.00	Feb 2018	52	5,200	10,325	(235,040)
Exchange-traded	S&P 500 Index	USD	2,860.00	Feb 2018	10	1,000	15,992	(12,400)
Exchange-traded	S&P 500 Index	USD	2,895.00	Feb 2018	39	3,900	24,539	(15,405)
Exchange-traded	S&P 500 Index	USD	2,980.00	Apr 2018	25	2,500	9,230	(19,000)
							$80,722	$(293,120)

Derivatives Currency Abbreviations
USD	U.S. Dollar
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Tax-Advantaged Global Shareholder Yield Fund	5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2018, by major security category or type:

	Total value at 1-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$2,546,909	—	$2,546,909	—
Canada	5,935,911	$5,935,911	—	—
France	7,464,335	—	7,464,335	—
Germany	9,514,216	—	9,514,216	—
Italy	3,188,010	—	3,188,010	—
Netherlands	1,861,220	1,861,220	—	—
Norway	1,945,342	—	1,945,342	—
Singapore	1,156,525	—	1,156,525	—
Spain	1,570,653	—	1,570,653	—
Sweden	809,038	—	809,038	—
Switzerland	4,262,860	—	4,262,860	—
Taiwan	773,714	773,714	—	—
United Kingdom	15,042,838	2,215,250	12,827,588	—
United States	41,319,703	41,319,703	—	—
Short-term investments	1,324,355	925,355	399,000	—
Total investments in securities	$98,715,629	$53,031,153	$45,684,476	—
Derivatives:
Liabilities

       6

	Total value at 1-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Written options	$(293,120)	$(293,120)	—	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended January 31, 2018, the fund wrote option contracts to hedge against changes in securities markets and to generate potential income.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P14Q1	01/18
This report is for the information of the shareholders of John Hancock Tax-Advantaged Global Shareholder Yield Fund.		3/18

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Global Shareholder Yield Fund

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 19, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 19, 2018